36. Insurance coverage	12 Months Ended
Dec. 31, 2019
Disclosure Insurance [abstract]
Insurance coverage

36.Insurance coverage

On December 31, 2019, the most relevant insurance coverage, by nature, considering the aircraft fleet in relation to the maximum reimbursable amounts indicated in U.S. dollars, together with the insurance coverage of the subsidiary Smiles, are as follows:

	In thousands of R$	In thousands of US$
GLA
Warranty - hull/war	342,610	85,000
Civil liability per event/aircraft (a)	3,023,025	750,000
Inventories (local) (b)	1,007,675	250,000
Smiles
Rent guarantee (cond. Rio Negro - Alphaville)	1,318	-
D&O liability insurance	100,000	-
Fire (property insurance cond. Rio Negro - Alphaville)	12,747	-

(a)  In accordance with the agreed amount for each aircraft up to the maximum limit indicated.

(b)   Values per incident and annual aggregate.

Pursuant to Law 10744 of October 9, 2003, the Brazilian government assumed the commitment to complement any civil-liability expenses related to third parties caused by war or terrorist events, in Brazil or abroad, which GLA may be required to pay, for amounts exceeding the limit of the insurance policies effective since September 10, 2001, limited to the amount in Brazilian Reais equivalent to US$1.0 billion.